Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Billions	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2.5	$ 2.6	$ 2.4